Trading Profits (Losses) (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	936,572	(516,962)	584,330
Debt Securities
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	43,561	(88,422)	128,385
Equity Securities
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	14,729	81,052	(108,652)
Derivative instruments
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	879,066	(513,413)	590,779
Other trading activities - commodity indexed deposits
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	(784)	3,821	(26,182)